S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - Wealth Path Holdings Limited [Member]	Sep. 11, 2025 USD ($) $ / shares shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
Sponsor Compensation Amount	$ 1,500,000
Common Class B [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	1,250,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Private Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	175,000
Price Paid or to be Paid for Securities, Total Amount	$ 1,750,000
Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	1,250,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000